TWO ROADS SHARED TRUST

Hanlon Managed Income Fund

Class A HANAX

Class C HANCX

Class I HANIX

Class R HANRX

Hanlon Tactical Dividend and Momentum Fund

Class A HTDAX

Class C HTDCX

Class I HTDIX

Class R HTDRX

Incorporated herein by reference is the definitive version of the prospectus for the Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 2, 2015 (SEC Accession No. 0001580642-15-004044).